Expense Example, No Redemption - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
5 Years	818
10 Years	1,590
Fidelity Advisor Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	640
Fidelity Advisor Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	41
3 Years	128
5 Years	224
10 Years	$ 505